INCOME TAXES (Reconciliation Of Statutory Tax Rate To Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Income (loss) before taxes on income		$ (2,905)	$ (6,093)	$ (6,843)
Statutory tax rate	26.50%	26.50%	25.00%	25.00%
Theoretical tax benefits on the above amount at the Israeli statutory tax rate		(770)	(1,523)	(1,711)
Difference in basis of measurement for tax purpose		4,853	1,288	2,984
Change in valuation allowance, net		(6,784)	(969)	(12,176)
Non-deductible stock-based compensation		1,215	1,485	122
Non-deductible expenses		355	492	257
State deferred taxes		174	2,363	(400)
Increase (decrease) in taxes resulting from tax settlement with tax authorities			(8,925)
Dffference in tax rates		658	(3,108)	4,118
Tax contingencies		60	(111)	5,929
Tax Credits		(491)
Impairment		1,216
Withholding Taxes		1,386	1,441
Return to provision		227	(16)	(3,449)
Others		196	(57)	(176)
Taxes on income (tax benefit)		$ 2,295	$ (7,640)	$ (4,502)